Statement of Cash Flows (Unaudited) - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Cash Flows from Operating Activities
Net loss	$ (31,465)	$ (113,260)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	245	487
Stock option expense		18,640
Changes in operating assets and liabilities which (used) provided cash:
Prepaid expenses and other assets	(5,000)	(13,000)
Equity issuance costs		(215,256)
Accrued and other liabilities	19,992	278,597
Net cash used in operating activities	(16,228)	(43,792)
Cash Flows Used in Investing Activities
Purchase of property and equipment	(12,900)
Cash Flows from Financing Activities
Advances from stockholder	28,728	63,128
Issuance of stock	400
Net cash provided by in financing activities	29,128	63,128
Net Increase in Cash		19,336
Cash - Beginning of year
Cash - End of year		$ 19,336